Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date		rr_ProspectusDate	Feb. 28, 2015
DFA SHORT-TERM GOVERNMENT PORTFOLIO
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	DFA Short-Term Government Portfolio
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of the DFA Short-Term Government Portfolio (the “Short-Term Government Portfolio”) is to maximize total returns from the universe of debt obligations of the U.S. Government and U.S. government agencies. Total return is comprised of income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Short-Term Government Portfolio.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Short-Term Government Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40% of the average value of its investment portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the Short-Term Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Short-Term Government Portfolio seeks to maximize risk-adjusted total returns from a universe of obligations of the U.S. Government and its agencies maturing in five years or less. The credit quality of the securities purchased by the Portfolio will be that of the U.S. Government or its agencies. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in government securities that mature within five years from the date of settlement. It is the policy of the Portfolio that the maximum length of maturity of investments will not exceed five years from the date of settlement. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to five years from the date of settlement). In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, Dimensional Fund Advisors LP (the “Advisor”) will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor expects that the Portfolio’s average portfolio maturity and average portfolio duration will be three years or less. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to interest rates. The Portfolio will also acquire repurchase agreements backed by U.S. government securities. The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

			The Short-Term Government Portfolio may lend its portfolio securities to generate additional income.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Short-Term Government Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Short-Term Government Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the Short-Term Government Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Short-Term Government Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Short-Term Government Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Short-Term Government Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Short-Term Government Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

			Cyber Security Risk: The Short-Term Government Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Risk Lose Money [Text]		rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the Short-Term Government Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

			The after-tax returns presented in the table for the Short-Term Government Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Short-Term Government Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	http://us.dimensional.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]		rr_BarChartHeading	DFA Short-Term Government Portfolio Institutional Class Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2005-December 2014
Highest Quarter	Lowest Quarter
6.59 (10/08-12/08)	-2.55 (4/08-6/08)

Performance Table Heading		rr_PerformanceTableHeading	Periods ending December 31, 2014 Annualized Returns (%)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the Short-Term Government Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
DFA SHORT-TERM GOVERNMENT PORTFOLIO | INSTITUTIONAL CLASS
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fee		rr_ManagementFeesOverAssets	0.17%
Other Expenses		rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.19%
1 Year		rr_ExpenseExampleYear01	$ 19
3 Years		rr_ExpenseExampleYear03	61
5 Years		rr_ExpenseExampleYear05	107
10 Years		rr_ExpenseExampleYear10	$ 243
2005		rr_AnnualReturn2005	0.77%
2006		rr_AnnualReturn2006	4.51%
2007		rr_AnnualReturn2007	4.95%
2008		rr_AnnualReturn2008	8.36%
2009		rr_AnnualReturn2009	1.46%
2010		rr_AnnualReturn2010	4.45%
2011		rr_AnnualReturn2011	3.39%
2012		rr_AnnualReturn2012	1.59%
2013		rr_AnnualReturn2013	(0.45%)
2014		rr_AnnualReturn2014	1.25%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	6.59%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.55%)
One Year		rr_AverageAnnualReturnYear01	1.25%
Five Years		rr_AverageAnnualReturnYear05	2.03%
Ten Years		rr_AverageAnnualReturnYear10	3.00%
DFA SHORT-TERM GOVERNMENT PORTFOLIO | Return After Taxes on Distributions | INSTITUTIONAL CLASS
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	0.86%
Five Years		rr_AverageAnnualReturnYear05	1.40%
Ten Years		rr_AverageAnnualReturnYear10	2.03%
DFA SHORT-TERM GOVERNMENT PORTFOLIO | Return After Taxes on Distributions and Sale of Portfolio Shares | INSTITUTIONAL CLASS
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	0.74%
Five Years		rr_AverageAnnualReturnYear05	1.43%
Ten Years		rr_AverageAnnualReturnYear10	2.01%
DFA SHORT-TERM GOVERNMENT PORTFOLIO | BofA Merrill Lynch 1-5 Year US Treasury & Agency Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
One Year	[1]	rr_AverageAnnualReturnYear01	1.24%
Five Years	[1]	rr_AverageAnnualReturnYear05	1.73%
Ten Years	[1]	rr_AverageAnnualReturnYear10	3.10%

[1]	Source Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES "AS IS," MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE ACCURACY AND OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.